Other Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Tax Liabilities
Schedule of Other Tax Liabilities

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Other tax liabilities	646	0	646	632	0	632
/ Other non-financial liabilities	5,203	860	6,063	4,643	770	5,413
Other tax liabilities as % of / Other non-financial liabilities	12	0	11	14	0	12